Share-based compensation - Summary of Obligation Under Deferred Share and Other Plans (Detail) shares in Thousands, $ in Millions	Oct. 31, 2021 CAD ($) shares	Oct. 31, 2020 CAD ($) shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	25,440	25,154
Carrying amount | $	$ 3,272	$ 2,327
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	5,001	5,221
Carrying amount | $	$ 644	$ 486
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	9,925	9,560
Carrying amount | $	$ 1,280	$ 874
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	6,216	5,860
Carrying amount | $	$ 801	$ 550
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	2,574	2,685
Carrying amount | $	$ 331	$ 250
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	1,724	1,828
Carrying amount | $	$ 216	$ 167